Summary of Significant Accounting Policies (Details 9) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 10,440	$ 10,236
Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	34,869	33,288	$ 30,001
Israel | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	23,314	23,113	22,823
United Kingdom | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	3,964	2,799	3,279
United States | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	6,379	7,265	3,828
Rest of world | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 1,212	$ 111	$ 71